Fees Summary	Apr. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 467,999,944.73
Previously Paid Amount	64,017.82
Total Fee Amount	64,630.79
Total Offset Amount	0.00
Net Fee	$ 612.97
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A